May 25, 2012

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

RE: Annual Report on Form 10-K
SEC File No.: 1-8529

Dear Sir or Madam:

Enclosed herewith by EDGAR transmission is the Legg Mason, Inc. Annual Report on Form 10-K for the fiscal year ended March 31, 2012.

Please be advised that the financial statements included in the 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Very truly yours,

/s/ Thomas C. Merchant
Thomas C. Merchant
General Counsel, Corporate

Enclosure

cc: New York Stock Exchange
(Listed Securities Library)